Subsequent Events	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Subsequent Events [Abstract]
Subsequent Events

Note 11 – Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued, and determined that except for the following subsequent events, there have been no additional subsequent events that would require recognition in the financial statements or disclosure in the notes to the financial statements other than the following:

On April 20, 2026, the Company renewed and modified the revolving convertible promissory note with Nextelligence to extend the maturity date to June 30, 2027 and modify the terms of the conversion rights. Prior to the Company’s direct listing, the conversion rights were based on a conversion price of $8 per share, whereas the updated terms base the conversion price on the closing stock price on the most recent trading day prior to the date of conversion.

On April 20, 2026, Nextelligence elected to convert $114,052 of principal over and beyond the $5,000,000 limit stated in the terms of the note using a conversion price of $4.00, which resulted in 28,513 shares being issued. Additionally, on the same date, Nextelligence converted $1,600,000 of principal using a conversion price of $3.51, which resulted in 455,841 shares being issued.

On April 8, 2026, the Company issued a total of 6,493,588 warrants to various holders that can each be exercised for one share of common stock at an exercise price of $4.25.

Note 13 – Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued and determined that except for the following subsequent events, there have been no additional subsequent events that would require recognition in the financial statements or disclosure in the notes to the financial statements:

On July 26, 2025, Nextelligence, a related party majority owned by the Company CEO converted its Convertible Note Payable - Related Party principal and accrued interest balance outstanding, an aggregate value of $4,076,051 into 509,507 shares of Class A common stock pursuant to the conversion terms at $8 per share.

In July 2025, the Company issued 337,500 shares of Class A common stock to three third party investors at $8 per share for total proceeds of $2,700,000.

In August 2025, the Company CEO and majority owner converted 12,000 shares of Class B common stock to 12,000 shares of Class A common stock, and subsequently transferred the 12,000 shares of Class A common stock to third parties.

On September 25, 2025, the Company issued 125,000 shares of its Class A common stock to Maxim Partners LLC (“Maxim”) in connection with its affiliate’s engagement as a financial advisor to assist with certain aspects of the Company’s direct listing process. The advisory services provided by Maxim’s affiliate include strategic guidance on listing objectives, structural planning, and investor communication strategy.